Document and Entity Information	Feb. 09, 2024
Prospectus:
Document Type	497
Document Period End Date	Feb. 09, 2024
Entity Registrant Name	Cavanal Hill Funds
Entity Central Index Key	0000864508
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 09, 2024
Document Effective Date	Feb. 09, 2024
Prospectus Date	Dec. 28, 2023
Bond Fund | Investor
Prospectus:
Trading Symbol	APBDX
Bond Fund | Institutional
Prospectus:
Trading Symbol	AIBNX
Bond Fund | Class A
Prospectus:
Trading Symbol	AABOX
Strategic Enhanced Yield Fund | Class A
Prospectus:
Trading Symbol	AAENX
Strategic Enhanced Yield Fund | Institutional
Prospectus:
Trading Symbol	AIENX
Strategic Enhanced Yield Fund | Investor
Prospectus:
Trading Symbol	APENX
Ultra Short Tax-Free Income Fund | Class A
Prospectus:
Trading Symbol	AAUSX
Ultra Short Tax-Free Income Fund | Institutional
Prospectus:
Trading Symbol	AIUSX
Ultra Short Tax-Free Income Fund | Investor
Prospectus:
Trading Symbol	APUSX